Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 295,490	$ 279,308	$ 848,357	$ 899,238	$ 1,255,703	$ 535,109
Cost of goods sold	280,212	228,584	716,943	659,006	952,511	379,076
Gross margin	15,278	50,724	131,414	240,232	303,192	156,033
Expenses:
Consulting – business development	656,784	136,877	1,774,003	404,700	529,094	3,809,291
Product development costs	42,720	89,578	275,780	275,565	320,472	309,061
Marketing and brand development costs	34,669	90,305	138,783	331,775	390,294	632,522
Administrative and other	236,763	286,541	603,727	1,356,430	1,773,529	1,343,352
Depreciation expense	946	15,507	2,744	46,521	61,724	62,028
Total	971,882	618,808	2,795,037	2,414,991	3,075,113	6,156,254
Operating income (loss)	(956,604)	(568,084)	(2,663,623)	(2,174,759)	(2,771,921)	(6,000,221)
Other Income (Expense)
Interest expense	(382,601)	(681,076)	(1,500,744)	(1,507,662)	(2,292,957)	(1,601,851)
Loss on extinguishment of debt	(87,575)	(68,925)	(725,723)	(919,242)	(916,204)
Net income (loss) before income tax provision	(1,426,780)	(1,318,085)	(4,890,090)	(4,601,663)	(5,981,082)	(7,602,072)
Provision for income tax
Net income (loss)	$ (1,426,780)	$ (1,318,085)	$ (4,890,090)	$ (4,601,663)	$ (5,981,082)	$ (7,602,072)
Basic and diluted income (loss) per share	$ (0.01)	$ (0.02)	$ (0.05)	$ (0.08)	$ (0.10)	$ (0.25)
Weighted average common shares outstanding - basic and diluted	108,376,000	64,346,000	92,441,000	57,492,000	61,109,000	33,541,000